Consolidated Balance Sheets - 10-K - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 9
Prepaid expenses and other current assets	303
Total current assets	312
Property and equipment, net	4
Operating lease right-of-use assets	67
Total assets	383
Current liabilities:
Accounts payable	1,294
Accrued expenses	36
Advances from employees	5
Bridge promissory note, net	602
Operating lease liabilities, current	57
Total current liabilities	1,994
Operating lease liabilities, non-current	14
Total liabilities	2,008
Commitments and contingencies (Note 12)
Redeemable common stock		$ 124
Stockholders' equity (deficit):
Common stock, $0.01 par value; 40,000,000 shares authorized; 31,130,077 and 26,722,077 shares issued as of December 31, 2022 and 2021, respectively; 26,731,434 and 22,765,434 shares outstanding as of December 31, 2022 and 2021, respectively	0
Additional paid-in-capital	16,871
Accumulated deficit	(18,496)
Total stockholders’ equity (deficit)	(1,625)	(4,848)
Total liabilities, mezzanine equity, and stockholders' deficit	$ 383
Common stock, shares outstanding (in shares)	999,748
Common stock, par value (in usd per share)	$ 0.0001
Common stock, shares authorized (in shares)	250,000,000
Common stock, shares issued (in shares)	999,748
Private GRI
Current assets:
Cash and cash equivalents	$ 9	90
Prepaid expenses and other current assets	299	6
Total current assets	308	96
Property and equipment, net	4	3
Operating lease right-of-use assets	67	114
Deposits	4	5
Total assets	383	218
Current liabilities:
Accounts payable	1,294	57
Accrued expenses	36	1,271
Advances from employees	5	0
Convertible promissory notes	0	3,500
Bridge promissory note, net	602	0
Operating lease liabilities, current	57	47
Total current liabilities	1,994	4,875
Operating lease liabilities, non-current	14	67
Total liabilities	2,008	4,942
Commitments and contingencies (Note 12)
Redeemable common stock	0	124
Stockholders' equity (deficit):
Common stock, $0.01 par value; 40,000,000 shares authorized; 31,130,077 and 26,722,077 shares issued as of December 31, 2022 and 2021, respectively; 26,731,434 and 22,765,434 shares outstanding as of December 31, 2022 and 2021, respectively	267	228
Additional paid-in-capital	16,604	10,203
Accumulated deficit	(18,496)	(15,279)
Total stockholders’ equity (deficit)	(1,625)	(4,848)
Total liabilities, mezzanine equity, and stockholders' deficit	$ 383	$ 218
Common stock, shares outstanding (in shares)	26,731,434	22,765,434
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	40,000,000	40,000,000
Common stock, shares issued (in shares)	31,130,077	26,722,077